REVENUE - Contract Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Changes in Contract Liabilities [Abstract]
As of January 1	$ 2,207
Amounts included in contract liabilities that was recognized as revenue during the period	(2,239)
Cash received in advance of performance and not recognized as revenue during the period	1,901
As of June 30	$ 1,869